Employee Cost - Summary of Employee Cost (Parentheticals) (Detail) £ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 GBP (£)
Classes of employee benefits expense [abstract]
Income from government grants	₨ 1,483.1	£ 14,500	₨ 18,330.1	£ 188,890